CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
BALANCE SHEETS
BALANCE SHEETS

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets:
Cash and cash equivalents	4,271	4,023	618
Restricted cash	10,733,202	—	—
Amounts due from subsidiaries	6,717,714,285	7,959,314,970	1,223,324,312
Prepaid expenses and other current assets	4,208,266	3,609,637	554,791
Total current assets	6,732,660,024	7,962,928,630	1,223,879,721

Investments in subsidiaries and VIEs	—	192,995,609	29,662,882
Total assets	6,732,660,024	8,155,924,239	1,253,542,603

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt	—	1,292,029,030	198,581,226
Accrued expenses and other current liabilities	8,678,123	78,150,364	12,011,491
Income tax payable	4,169,661	16,773,553	2,578,048
Total current liabilities	12,847,784	1,386,952,947	213,170,765

Long-term debt	2,366,903,154	2,562,424,523	393,837,438
Deficits in subsidiaries and VIEs	361,779,545	—	—
Total liabilities	2,741,530,483	3,949,377,470	607,008,203

Shareholders’ equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized, 138,860,287 (including 67,547,921 Class A and 71,312,366 Class B) and 138,890,287 (including 73,251,730 Class A and 65,638,557 Class B) shares issued and outstanding as of December 31, 2016 and December 31, 2017, respectively	878,463	878,663	135,048
Additional paid-in capital	4,474,702,198	4,489,246,326	689,984,527
Accumulated other comprehensive income	43,201,465	121,858,122	18,729,250
Accumulated deficit	(527,652,585)	(405,436,342)	(62,314,425)
Total shareholders’ equity	3,991,129,541	4,206,546,769	646,534,400

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,732,660,024	8,155,924,239	1,253,542,603

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses:
General and administrative expenses	(21,426,624)	(25,424,596)	(31,013,301)	(4,766,657)
Loss from operations	(21,426,624)	(25,424,596)	(31,013,301)	(4,766,657)

Interest income:
Third party	—	3,537,155	760	117
Subsidiaries	—	41,696,607	184,327,276	28,330,583
Total interest income	—	45,233,762	184,328,036	28,330,700
Interest expense	(6,905,640)	(128,065,737)	(216,816,430)	(33,324,075)
Early extinguishment of debt costs	—	—	(19,976,776)	(3,070,374)
Gain from sale of cost method investment	803,059,728	—	—	—
Share of gain of subsidiaries and VIEs	(2,227,088)	147,442,803	222,850,964	34,251,566
Other income	9,917,716	—	—	—
Income before income taxes	782,418,092	39,186,232	139,372,493	21,421,160

Provision for income taxes	(86,079,287)	(6,051,116)	(17,156,250)	(2,636,867)
Net income	696,338,805	33,135,116	122,216,243	18,784,293

Net income	696,338,805	33,135,116	122,216,243	18,784,293
Changes in cumulative foreign currency translation adjustment, net of tax of nil	73,410,193	(31,353,357)	78,656,657	12,089,307
Comprehensive income	769,748,998	1,781,759	200,872,900	30,873,600

STATEMENTS OF CASH FLOWS
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Net cash provided by operating activities	—	—	—	—

Net cash used in investing activities	—	—	—	—

Net cash used in financing activities:	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	230	273	(248)	(38)

Net increase (decrease) in cash and cash equivalents	230	273	(248)	(38)
Cash and cash equivalents-beginning of year	3,768	3,998	4,271	656
Cash and cash equivalents-end of year	3,998	4,271	4,023	618

Supplemental disclosure for cash flow information:
Cash paid for interest	—	—	—	—
Cash paid for income taxes	—	—	—	—

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))

Supplemental disclosure of non-cash investing and financing activities:
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(20,656,597)	—	—	—
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	792,860,341	—	—	—
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	4,891,204	25,431,373	955,485	146,855
Proceeds of issuance of the 2018 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	1,241,289,905	—	—	—
Repayment of syndicated loan(cash paid by a subsidiary of the Company on behalf of the Company)	—	—	(1,000,335,000)	(153,748,674)
Proceeds of issuance of the 2022 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	—	2,611,624,352	401,399,313
Payment for Senior Notes issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	—	(2,740,945)	—	—
Proceeds of US$150 million syndicated loan, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	—	957,158,701	—	—
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)	954,428,056	—	—	—
Payment of professional fees for aborted offerings (cash paid by a subsidiary of the Company on behalf of the Company)	—	—	(1,748,969)	(268,812)
Accrued professional fees for issuance of Senior Notes	2,740,945	—	—	—
Accrued professional fees for aborted offering	—	—	2,174,451	334,207
Subscription receivables related to share option exercise	197,816	—	—	—